Business Combinations - Additional Information (Detail) - EUR (€) € in Millions			12 Months Ended
	Feb. 24, 2017	Jan. 01, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination [line items]
Consolidated revenue		€ 490.6
Consolidated net income		42.3
Vancis BV [member]
Disclosure of detailed information about business combination [line items]
Percentage of shares acquired	100.00%
Total consideration of cash paid	€ 77.5
M&A transaction costs	€ 1.2		€ 0.5	€ 0.7
Revenue contribution		6.5
Contribution to net income		€ (0.1)